UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2002.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins      Baltimore, Maryland      May 15, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 130,818

List of Other Included Managers: NONE












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                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

ARENA PHARMACEUTICALS INC.     COMM STK         040047102     1516   137900 SH       SOLE           51100        0    86800
BEI ELECTRONICS INC.           COMM STK         05538E109      230    58900 SH       SOLE           17100        0    41800
CAPITAL SOUTHWEST CORP. CO.    COMM STK         140501107     1559    25000 SH       SOLE            1800        0    23200
DANAHER CORP.                  COMM STK         235851102    14423   305700 SH       SOLE          238600        0    67100
MCGRAW-HILL COMPANIES, INC.    COMM STK         580645109    21837   375200 SH       SOLE          142600        0   232600
SIEBEL SYS INC.                COMM STK         826170102    33236  2553662 SH       SOLE          564500        0  1989162
SIEBEL SYS INC.                CONV BND         826170AC6     8240  8800000 PRN      SOLE         2000000        0  6800000
VERITAS SOFTWARE CO.           COMM STK         923436109    37891  2055400 SH       SOLE          567100        0  1488300
AMDOCS LTD.                    COMM STK         G02602103    11886   446000 SH       SOLE           54000        0   392000

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